RELATED PARTIES TRANSACTIONS - Narrative (Details) $ in Thousands	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022 vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) carrier subsidiary	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Debt guarantees, number of subsidiaries | subsidiary				2
Debt guarantees, number of carriers | carrier				2
Related party transactions		$ 612	$ (3,460)	$ (1,141)		$ 2,949
Related Party
Related Party Transaction [Line Items]
Debt guarantees, number of subsidiaries | subsidiary				2
Debt guarantees, number of carriers | carrier				2
Maximum borrowing capacity				$ 25,000
Interest rate				5.00%
Annual commitment fee				0.50%
Ship Management Fees Revenue
Related Party Transaction [Line Items]
Related party transactions		1,342	2,030	$ 455		6,468
Ship Management Fees Revenue | QPSL
Related Party Transaction [Line Items]
Management services, number of vessels | vessel	4
Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction rate				0.50%
Guarantor obligations, maximum exposure, undiscounted				$ 176,700
Related party transactions		$ 0	$ (837)	(169)	$ (800)	$ 0
Commitment fee on short term loan
Related Party Transaction [Line Items]
Related party transactions				$ 0	$ 100